Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets
Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2011	67,417	(7,538)	59,879
Additions	-	(8,646)	(8,646)
Balance at December 31, 2012	67,417	(16,184)	51,233
Additions*	-	(7,014)	(7,014)
Accelerated amortization	(10,347)	6,299	(4,048)
Balance at December 31, 2013	$ 57,070	$ (16,899)	$ 40,171

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2011	(5,819)	891	(4,928)
Additions	-	683	683
Balance at December 31, 2012	(5,819)	1,574	(4,245)
Additions	-	684	684
Balance at December 31, 2013	$ (5,819)	$ 2,258	$ (3,561)

Amortization (expense)/income
	December 31, 2013	December 31, 2012	December 31, 2011
Unfavorable lease terms	$ 684	$ 683	$ 683
Favorable lease terms charter-out(*)	(11,062)	(8,646)	(6,302)
Total	$ (10,378)	$ (7,963)	$ (5,619)

Aggregate amortizations of acquired intangibles
Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$ (5,135)	$ (4,959)	$ (4,913)	$ (2,846)	$ (2,811)	$ (19,507)	$ (40,171)
Unfavorable lease terms	683	683	683	684	684	144	3,561
Total	$ (4,452)	$ (4,276)	$ (4,230)	$ (2,162)	$ (2,127)	$ (19,363)	$ (36,610)